THE WRIGHT MANAGED INCOME TRUST

                        Supplement to Combined Prospectus
                                       Of
                      Wright U.S. Government Near Term Fund
                          Wright Total Return Bond Fund
                           Wright Current Income Fund

                                Dated May 1, 2006



As of the date of this Supplement, shares of the Wright U.S. Government Near Term Fund are no longer available for purchase. Contact the Principal Underwriter or your broker for the latest information.

December 8, 2006

                         THE WRIGHT MANAGED INCOME TRUST

           Supplement to Combined Statement of Additional Information
                                       Of
                      Wright U.S. Government Near Term Fund
                          Wright Total Return Bond Fund
                           Wright Current Income Fund

                                Dated May 1, 2006



As of the date of this Supplement, shares of the Wright U.S. Government Near Term Fund are no longer available for purchase. Contact the Principal Underwriter or your broker for the latest information.


December 8, 2006